Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (179,852)	$ (215,843)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	62,512	51,930
Amortization of operating lease assets	6,792	5,795
Bad debt expense and provision expense for expected credit loss	10,706	1,700
Share-based compensation expense	16,356	23,221
Loss on investments	500	4,615
Loss on changes in fair value of deferred and contingent consideration	1,204	5,667
Gain on derivative instruments and warrants	0	(1,184)
Loss on inventory write-offs and provision	3,820	7,358
Change in deferred taxes	(32,659)	(4,643)
Accretion of discount and deferred financing costs on debt arrangements	4,416	3,951
Foreign currency loss (gain)	303	(940)
Loss on sale of assets	(13)	2,635
Impairment loss	151,017	140,655
Gain on lease termination and sale and leaseback transaction	(1,965)	(19,630)
Loss on other adjustments to net income	209	0
Changes in operating assets and liabilities:
Accounts receivable	(5,369)	(14,776)
Inventory	23,491	(2,668)
Prepaid and other assets	2,598	(4,512)
Accounts payable and other accrued liabilities	27,795	10,700
Operating lease liabilities	(28,002)	(22,073)
Income taxes payable	(5,295)	46,783
NET CASH PROVIDED BY OPERATING ACTIVITIES	58,564	18,741
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(55,385)	(83,026)
Purchase of intangibles	(2,498)	(3,106)
Proceeds from sale and leaseback transactions and tenant improvement allowances	2,594	47,914
Payment of acquisition consideration, net of cash acquired	0	(1,135)
Proceeds from sale and disposals of assets	11,704	1,322
Receipts from loans and advances	0	2,654
Payments of loans and advances	(1,000)	(1,200)
NET CASH USED IN INVESTING ACTIVITIES	(44,585)	(36,577)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of stock options, warrants and sell-to-cover shares	0	3,215
Proceeds from the issuance of long-term debt	20,175	0
Payment of debt issuance costs	(1,947)	0
Payment of acquisition-related contingent consideration	(1,787)	(4,927)
Tax distribution payments in accordance with the tax receivable agreement	(222)	0
Excess cash distributions to non-controlling interest redeemable unit holders and other members	(6,170)	(8,646)
Tax distributions to non-controlling interest redeemable unit holders and other members	(32,770)	(73,859)
Principal payment of property, plant, and equipment vendor financing	(701)	0
Principal payments on finance lease obligations	(3,485)	(2,426)
NET CASH USED IN FINANCING ACTIVITIES	(26,907)	(86,643)
Effect of exchange rate changes on cash and cash equivalents	(62)	(113)
Net decrease in cash and cash equivalents	(12,990)	(104,592)
Cash and cash equivalents and restricted cash, beginning of year	121,510	226,102
Cash and cash equivalents, end of period	103,429	119,341
Restricted cash, end of period	5,091	2,169
Cash and cash equivalents and restricted cash, end of year	108,520	121,510
CASH PAID DURING THE PERIOD FOR:
Income tax, net	70,896	46,756
Interest	53,616	53,651
NON-CASH INVESTING AND FINANCING TRANSACTIONS:
Non-cash consideration for business combination	47,238	34,708
Non-controlling interests redeemed for equity	5,788	357
Increase to net lease liability	1,474	26,487
Receivable due from seller of previous acquisition	705	797
Liability incurred to purchase property, equipment and intangibles	93	8,664
Purchase of property, plant and equipment through vendor financing	748	0
Purchase of property, plant and equipment through inventory	48	0
Cashless exercise of stock options	0	1,821
Unpaid declared distributions to non-controlling interest redeemable unit holders	10,176	9,896
Receivable related to financing lease transactions	612	612
Liability incurred in accordance with tax receivable agreement	$ 14,564	$ 1,053